January 31, 2018

Dominic Minore

Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:

Collaborative Investment Series Trust

File Nos. 333-21072 and 811-23306

Dear Mr. Minore:

On January 24, 2018, Collaborative Investment Series Trust (the “Trust”) filed Pre-Effective Amendment No. 2 to its registration statement on Form N-1A on behalf of its series, the Mercator International Opportunity Fund (the “Fund”).  On January 30, 2018 you provided oral comment to the Pre-Effective Amendment.  Please find below responses to those comments, which the Registrant has authorized Thompson Hine LLP to make on behalf of Registrant.  Redlined changes are provided in certain portions of this letter to this letter to aid in your review.  Further, all changes related to the Registrant’s responses to your comments and refining edits are included in the accompanying Pre-Effective Amendment to the registration statement.

1.

Footnote 2 to the fee table shows an expense limitation of 1.65%.  The filed with pre-effective amendment no. 1 to the registration statement reflects a limitation of 1.19%.  Please address the apparent inconsistency.

Response:  Registrant notes that Appendix A to the Fund’s advisory agreement was incorrectly filed with the  Operating Expense Limitation Agreement.  Registrant will file a corrected Operating Expense Limitation Agreement with Pre-Effective Amendment No. 3.

2.

In the paragraph immediately preceding the Example, please include disclosure noting that the impact of the Operating Expense Limitation Agreement is considered in the 1 Year example.

Response.  The requested change has been made.

3.

Please file all remaining exhibits with the next Pre-Effective Amendment.

Response.  Registrant will file all remaining exhibits with the next Pre-Effective Amendment.

4.

Section 6(a) of the Securities Act of 1933 requires that the principal accounting officer sign the registration statement.  Please revise the signature page to include the principal accounting officer or otherwise note which officer serves in that capacity.

January 31, 2018 Page 2

Response.  Registrant has revised the signature page.

* * * * *

The Registrant and principal underwriter will be requesting acceleration of effectiveness of this registration statement by separate letter.

If you have any questions or additional comments, please call Emily Little at (614) 469-3264 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/Emily M. Little

Emily M. Little